WARRANTS	12 Months Ended
Dec. 31, 2025
Warrants
WARRANTS

10.	WARRANTS

On October 31, 2025, the Company issued a three-year warrant to purchase 100,000 shares of common stock at $3.00 per share with an investor relations firm as part of a service agreement. The warrant will vest and become exercisable 30 days prior to the Company’s successful uplisting of its common stock to a national securities exchange. As of December 31, 2025, the uplisting event had not occurred and was not considered probable yet based on the status of the Company’s application and the remaining substantive listing requirements. Accordingly, no fair value has been calculated and no liability or equity instrument has been recognized related to the warrant as of December 31, 2025. If the uplisting occurs in a future period, the Company will recognize the warrant at its fair value on the date the uplist contingency becomes probable or is satisfied with the corresponding impact recorded in equity. See also Note 9. Capital Stock.

On December 22, 2025, the Company entered into a financing arrangement pursuant to which it issued a twelve-month convertible promissory note with a principal amount of $50,000, together with a warrant to purchase 16,667 shares of common stock at $9.00 per share and 1,667 shares of common stock. The Company concluded that the note, warrant and common shares represent freestanding financial instruments issued as a single financing unit and, accordingly, allocated the total transaction proceeds to each instrument based on their relative fair values. The $1.72 per share fair value of the warrant was estimated using a Black-Scholes option pricing model, and the fair value of the common shares was based on the quoted market price on the issuance date. The aggregate amount allocated to the warrant and common shares was recorded as a debt discount and is being amortized to interest expense over the contractual term of the note. See also Note 8. Convertible Notes Payable and Note 9. Capital Stock.

On December 23, 2025, the Company entered into a financing arrangement pursuant to which it issued a twelve-month convertible promissory note with a principal amount of $150,000, together with a warrant to purchase 50,000 shares of common stock at $9.00 per share and 5,000 shares of common stock. The Company concluded that the note, warrant and common shares represent freestanding financial instruments issued as a single financing unit and, accordingly, allocated the total transaction proceeds to each instrument based on their relative fair values. The $1.76 per share fair value of the warrant was estimated using a Black-Scholes option pricing model, and the fair value of the common shares was based on the quoted market price on the issuance date. The aggregate amount allocated to the warrant and common shares was recorded as a debt discount and is being amortized to interest expense over the contractual term of the note. See also Note 8. Convertible Notes Payable and Note 9. Capital Stock.

On December 29, 2025, the Company issued a three-year warrant to purchase 33,334 shares of common stock at $9.00 per share with an investor relations firm in connection with a financing transaction that also included the issuance of a convertible promissory note and restricted common shares. The related promissory note did not fund as of December 31, 2025 and as such, there is no consideration for the transaction in its entirety. In accordance with ASC 405 and ASC 470, there is no debt liability and no warrant value recorded as of December 31, 2025 because no cash was received in 2025.

The tables below set forth warrant activity during the years ended December 31, 2025 and 2024:

	Number of Warrants	Weighted Average Exercise Price
Balance at January 1, 2025	1,050	$3,538.93
Granted	200,001	6.00
Exercised	–	–
Expired	(3)	27,000.00
Balance at December 31, 2025	201,048	24.05
Warrants Exercisable at December 31, 2025	67,714	$62.54

	Number of Warrants	Weighted Average Exercise Price
Balance at January 1, 2024	1,056	$3,521.12
Granted	–	–
Exercised	–	–
Expired	(6)	405.00
Balance at December 31, 2024	1,050	3,538.93
Warrants Exercisable at December 31, 2024	1,050	$3,538.93